Crypto Assets - Schedule of Company’s Digital Assets Holdings (Details) - CNY (¥)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Company’s Digital Assets Holdings [Abstract]
Crypto assets cost basis	¥ 3,386,443
Crypto assets fair value	2,658,117
Fair value change of crypto assets	¥ 728,326